Taxation - Schedule of Taxation (Parentheticals) (Details)	12 Months Ended
	Feb. 28, 2025		Feb. 29, 2024	Feb. 28, 2023
Schedule of Taxation [Abstract]
The applicable tax rate	17.00%	[1]	17.00%	17.00%

[1]	This is the corporate tax rate in Singapore.